Scrip Loan (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2010 Collateralized Scrip Loan USD ($)		Dec. 31, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2011 Collateralized Scrip Loan USD ($)		Jun. 30, 2010 Collateralized Scrip Loan USD ($)
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3					$ 19.0	[1]		$ 21.4	[1]
Interest										0.3
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3	19.5	144.0			127.0	18.2		19.5
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)						(39.6)
Translation							2.4			(0.3)		(0.5)
Balance at close	$ 1,398.3	$ 1,907.7	$ 1,121.1				$ 21.4	[1]				$ 19.0	[1]

[1]	Scrip loan On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets. Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date. Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 21.4 19.0 - Interest 0.3 - - Loans advanced 18.2 - 19.5 Loans repaid (39.6) - - Translation (0.3) 2.4 (0.5) Closing balance - 21.4 19.0 At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.